Long Term Assets	12 Months Ended
Dec. 31, 2021
Long Term Assets [Abstract]
LONG TERM ASSETS	NOTE 6:- LONG TERM ASSETS
	December 31
	2021	2020

Prepaid expenses	$91	$-
Other	$59	$59

	$150	$59